May 01, 2025
Oberweis China Opportunities Fund
OBERWEIS CHINA OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The Oberweis China Opportunities Fund’s investment objective is to maximize long-term capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (Fees paid directly from your investments)
Shareholder Fees - Oberweis China Opportunities Fund	Investor Class	Institutional Class
Redemption Fee as a percentage of amount redeemed within 90 calendar days of purchase	2.00%	2.00%
Exchange Fee as a percentage of amount exchanged within 90 calendar days of purchase	2.00%	2.00%

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oberweis China Opportunities Fund		Investor Class	Institutional Class
Management Fees	[1]	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.91%	0.92%
Total Annual Fund Operating Expenses		2.16%	1.92%
[1]	Management fees have been restated to reflect the management fee reduction which took effect on October 1, 2024.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Oberweis China Opportunities Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Investor Class	219	676	1,159	2,493
Institutional Class	195	603	1,037	2,243

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 155% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal circumstances, at least 80% of its net assets in China securities. Currently, China securities include 1) equity securities of companies that are organized under the laws of The People’s Republic of China, Hong Kong or Taiwan or that are primarily traded on an exchange or over-the-counter in The People’s Republic of China, Hong Kong or Taiwan; or 2) equity securities of companies that have at least 50% of their assets in The People’s Republic of China, Hong Kong or Taiwan or that derive at least 50% of their revenues from business activities in The People’s Republic of China, Hong Kong or Taiwan (collectively, referred to as “China”) but which are listed and traded elsewhere.

The Fund invests principally in the common stocks of companies that the Fund’s investment adviser, Oberweis Asset Management, Inc. (“OAM”), and sub-adviser, Oberweis Asset Management (Hong Kong) Limited (the “Sub-Adviser”), believe have the potential for significant long-term growth in market value. The Fund may invest in Chinese securities acquired through the Shanghai-Hong Kong Stock Connect and the Shenzhen-Hong Kong Stock Connect, as well as equity-linked certificates (also called Participatory Notes) which are expected to provide the fund exposure to certain classes of shares traded in foreign markets which would otherwise not be available to the Fund. The Fund may invest in equity-linked certificates issued and/or guaranteed by counterparties rated A or better by Moody’s or Standard & Poor’s Corporation or issued and/or guaranteed by counterparties deemed to be of similar quality by OAM. Equity-linked certificates are derivative securities generally issued by banks or broker-dealers that are linked to the performance of an underlying foreign security. The Fund may invest in equity-linked certificates linked to the performance of foreign securities in countries in which the Fund may invest, including but not limited to China. For purposes of the Fund’s 80% investment policy, equity-linked certificates linked to the performance of China securities are considered China securities.

The Fund seeks to invest in those companies which OAM and the Sub-Adviser consider to have above-average long-term growth potential. OAM and the Sub-Adviser select companies which meet this criteria based on, among other things, fundamental analysis of individual securities. OAM and the Sub-Adviser’s fundamental analysis entails an evaluation of an individual company’s future growth prospects. OAM and the Sub-Adviser’s evaluation may be based on, among other things, financial statement analysis, stock valuation in relation to the OAM and the Sub-Adviser’s estimate of future earnings, evaluation of competitive product or service offerings, future research and development pipeline and management interviews.

OAM and the Sub-Adviser may actively trade the Fund’s portfolio, and as a result, the Fund’s portfolio turnover rate may be high. There are no restrictions on the capitalization of companies whose securities the Fund may buy.

The Fund seeks to invest in equity securities that typically exhibit the following characteristics:

Under-Appreciated Revenue and Earnings Growth — potential for revenue and/or earnings growth in excess of consensus expectations.

Timely Catalyst — a recent positive earnings release or an earnings surprise that tangibly and quantitatively begins to confirm that consensus analyst expectations are too low.

Inflection Point of Change — a business that is experiencing change — often from a new product, a new management team or a regulatory change — as these changes can drive unexpected or underestimated growth. A significant gap generally exists between OAM’s forecasts and consensus analyst expectations.

Limited Analyst Coverage — a company not widely followed by other analysts to maximize the chances of finding misunderstood situations.

Sustainability — a sustainable business with a competitive position driven by niche market leadership, intellectual capital or unique manufacturing processes. Put another way, a reasonable barrier to competitive entry.

Operating Leverage — profitable and scalable business model, which tends to generate rising net profits margins as revenue growth accelerates.

Valuation — undervalued based on OAM’s growth forecasts and historical valuation metrics afforded the company and/or peers.

PRINCIPAL RISKS
FUND PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the performance of the Fund’s Investor Class shares has varied over time. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at oberweisfunds.com or by calling 800-245-7311.

Annual Total Returns

BEST QUARTER WORST QUARTER 2Q 2020 32.46% 1Q 2022 -26.06%
Average Annual Total Returns (for the Periods Ended December 31, 2024) Oberweis China Opportunities Fund

The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The table also shows returns on a before and after tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. The after-tax return information shown does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown only for Investor Class and after-tax returns for Institutional Class will vary. In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.

Average Annual Returns - Oberweis China Opportunities Fund	Label	1 YEAR	5 YEARS	10 YEARS		INCEPTION DATE
Investor Class	Return Before Taxes	7.29%	(1.65%)	2.48%
Investor Class | Return After Taxes on Distributions	Return After Taxes on Distributions	6.37%	(4.05%)	0.21%
Investor Class | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	4.32%	(0.73%)	2.06%
Institutional Class	Institutional Class (Return Before Taxes)	7.61%	(1.41%)	3.01%	[1]	May 01, 2017
MSCI China Net Index (reflects no deduction for fees, expenses or taxes)	MSCI China Net Index (reflects no deduction for fees, expenses or taxes)	19.42%	(3.44%)	1.88%
[1]	Since the inception of the institutional class on May 1, 2017.